XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments

June 30, 2022 (Unaudited)

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)(c)- 21.80%* (12.74% of Total Investments)
Anchorage Capital CLO 13 LLC, CLO 2021-13A, ER(d)	7.74%	3M US L + 6.70%	04/15/2034	$1,500,000	$1,337,357
Anchorage Capital CLO 16, Ltd., CLO 2021-16A, ER(d)	8.39%	3M US L + 7.35%	01/19/2035	2,000,000	1,781,650
Anchorage Capital CLO 17, Ltd., CLO 2021-17A, E(d)	7.90%	3M US L + 6.86%	07/15/2034	1,250,000	1,133,229
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, F(d)	8.29%	3M US L + 7.25%	10/15/2034	1,000,000	831,602
Anchorage Capital CLO 21, Ltd., CLO 2021-21A, E(d)	8.41%	3M US L + 7.35%	10/20/2034	500,000	442,178
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, E(d)	6.74%	3M US L + 5.50%	01/28/2031	2,000,000	1,780,020
Anchorage Capital CLO 9, Ltd., CLO 2021-9A, ER2(d)	7.86%	3M US L + 6.82%	07/15/2032	2,000,000	1,784,545
Apidos CLO XXVII, CLO 2017-27A, D(d)	7.44%	3M US L + 6.40%	07/17/2030	375,000	329,726
Apidos CLO XXXII, CLO 2020-32A, E(d)	7.81%	3M US L + 6.75%	01/20/2033	250,000	221,038
ARES LI CLO, Ltd., CLO 2021-51A, ER(d)	7.89%	3M US L + 6.85%	07/15/2034	250,000	226,361
ARES Loan Funding III, Ltd., CLO 2022-ALF3A, E(d)	9.04%	3M SOFR + 7.58%	07/25/2035	1,000,000	989,600
Ares LV CLO, Ltd., CLO 2021-55A, ER(d)	7.39%	3M US L + 6.35%	07/15/2034	1,525,000	1,425,080
Atrium IX, CLO 2017-9A, ER(d)	8.05%	3M US L + 6.45%	05/28/2030	900,000	799,548
Atrium XIV LLC, CLO 2018-14A, E(d)	6.69%	3M US L + 5.65%	08/23/2030	500,000	439,203
Battalion CLO, Ltd., CLO 2021-21A, E(d)	7.50%	3M US L + 6.46%	07/15/2034	1,000,000	882,968
Carlyle Global Market Strategies, CLO 2022-2A, D(d)	8.55%	3M SOFR + 7.40%	04/20/2035	300,000	293,226
CIFC Funding 2015-I, Ltd., CLO 2015-1A, ERR(d)	7.14%	3M US L + 6.00%	01/22/2031	500,000	430,525
CIFC Funding 2019-III, Ltd., CLO 2021-3A, DR(d)	7.84%	3M US L + 6.80%	10/16/2034	900,000	823,695
CIFC Funding 2019-VI, Ltd., CLO 2019-6A, E(d)	8.44%	3M US L + 7.40%	01/16/2033	500,000	461,713
CIFC Funding 2022-I, Ltd., CLO 2022-1A, E(d)	6.83%	3M SOFR + 6.40%	04/17/2035	2,000,000	1,797,894
CIFC Funding 2022-III, Ltd., CLO 2022-3A, E(d)	8.58%	3M SOFR + 7.27%	04/21/2035	850,000	795,936
Elmwood CLO 18, Ltd., CLO 2022-5A, E(d)	9.99%	3M SOFR + 7.76%	07/17/2033	600,000	594,000
Elmwood CLO II, Ltd., CLO 2021-2A, DR(d)	4.06%	3M US L + 3.00%	04/20/2034	1,250,000	1,158,997
Elmwood CLO VI, Ltd., CLO 2021-3A, ER(d)	7.56%	3M US L + 6.50%	10/20/2034	750,000	689,715
Elmwood CLO XI, Ltd., CLO 2021-4A, E(d)	7.06%	3M US L + 6.00%	10/20/2034	750,000	668,844
HPS Loan Management, Ltd., CLO 2017-11A, F(d)	9.26%	3M US L + 7.85%	05/06/2030	1,000,000	854,800
Madison Park Funding XLVIII, Ltd., CLO 2021-48A, E(d)	7.29%	3M US L + 6.25%	04/19/2033	500,000	456,259
Madison Park Funding XVII, Ltd., CLO 2015-17A, FR(d)	8.58%	3M US L + 7.48%	07/21/2030	1,000,000	872,254
Madison Park Funding XXXVII, Ltd., CLO 2021-37A, ER(d)	7.19%	3M US L + 6.15%	07/15/2033	750,000	678,012
Magnetite XXIV, Ltd., CLO 2022-24A, ER(d)	7.25%	3M SOFR + 6.40%	04/15/2035	500,000	441,663
Neuberger Berman Loan Advisers CLO 24, Ltd., CLO 2017-24A, E(d)	7.06%	3M US L + 6.02%	04/19/2030	1,000,000	881,348
OHA Credit Funding 11, Ltd., CLO 2022-11A, E(d)	8.61%	3M SOFR + 7.25%	07/19/2033	550,000	518,763
OHA Credit Funding 2, Ltd., CLO 2021-2A, ER(d)	7.46%	3M US L + 6.36%	04/21/2034	1,000,000	931,283
OHA Credit Funding 5, Ltd., CLO 2020-5A, E(d)	7.29%	3M US L + 6.25%	04/18/2033	1,000,000	897,345
OHA Credit Funding 7, Ltd., CLO 2022-7A, ER(d)	7.10%	3M SOFR + 6.25%	02/24/2037	900,000	799,986
OHA Credit Funding 9, Ltd., CLO 2021-9A, E(d)	7.29%	3M US L + 6.25%	07/19/2035	1,000,000	923,175
Rad CLO 10, Ltd., CLO 2021-10A, E(d)	7.03%	3M US L + 5.85%	04/23/2034	2,000,000	1,789,861
Rad CLO 11, Ltd., CLO 2021-11A, E(d)	7.29%	3M US L + 6.25%	04/15/2034	1,300,000	1,165,679
Rad CLO 12, Ltd., CLO 2021-12A, E(d)	7.64%	3M US L + 6.35%	10/30/2034	2,000,000	1,757,470
Regata XII Funding, Ltd., CLO 2021-1A, ER(d)	7.39%	3M US L + 6.35%	10/15/2032	500,000	458,685
Regatta VII Funding, Ltd., CLO 2021-1A, ER2(d)	8.50%	3M US L + 6.40%	06/20/2034	1,000,000	877,989
Regatta VIII Funding, Ltd., CLO 2017-1A, E(d)	7.14%	3M US L + 6.10%	10/17/2030	500,000	446,616
Regatta XIV Funding, Ltd., CLO 2018-3A, E(d)	7.13%	3M US L + 5.95%	10/25/2031	750,000	626,929
Regatta XIX Funding, Ltd., CLO 2022-1A, E(d)	7.96%	3M SOFR + 6.88%	04/20/2035	500,000	471,025
Regatta XVI Funding, Ltd., CLO 2019-2A, E(d)	8.04%	3M US L + 7.00%	01/15/2033	1,000,000	934,507
Regatta XXII Funding, Ltd., CLO 2022-2A, E(d)	9.12%	3M SOFR + 7.19%	07/20/2035	1,350,000	1,299,386
Regatta XXIII Funding, Ltd., CLO 2021-4A, E(d)	7.76%	3M US L + 6.70%	01/20/2035	1,250,000	1,113,852
Regatta XXIV Funding, Ltd., CLO 2021-5A, E(d)	7.86%	3M US L + 6.80%	01/20/2035	250,000	228,497
RR 19, Ltd., CLO 2021-19A, D(d)	7.54%	3M US L + 6.50%	10/15/2035	500,000	461,110

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)(c) (continued)
Sound Point CLO II, Ltd., CLO 2013-1A, B2R(d)	6.71%	3M US L + 5.50%	01/26/2031	$250,000	$211,077
Sound Point CLO XVIII, Ltd., CLO 2017-4A, D(d)	6.56%	3M US L + 5.50%	01/21/2031	500,000	420,966
Symphony CLO XXI, Ltd., CLO 2019-21A ER, ER(d)	7.64%	3M US L + 6.60%	07/15/2032	1,000,000	905,671
Symphony CLO XXIV, Ltd., CLO 2021-24A, E(d)	8.18%	3M US L + 7.00%	01/23/2032	1,000,000	940,124
Symphony CLO XXV, Ltd., CLO 2021-25A, E(d)	7.54%	3M US L + 6.50%	04/19/2034	1,500,000	1,397,360
THL Credit Wind River 2019-1 CLO, Ltd., CLO 2021-1A, ER(d)	7.66%	3M US L + 6.60%	07/20/2034	875,000	776,594
THL Credit Wind River CLO, Ltd., CLO 2017-4A, E(d)	7.28%	3M US L + 5.80%	11/20/2030	500,000	443,408
THL Credit Wind River CLO, Ltd., CLO 2021-1A, EE(d)	8.10%	3M US L + 7.06%	04/18/2036	1,500,000	1,306,234
Voya CLO 2020-2, Ltd., CLO 2021-2A, ER(d)	7.44%	3M US L + 6.40%	07/19/2034	1,125,000	1,049,149
Wind River 2021-3 CLO, Ltd., CLO 2021-3A, E(d)	7.66%	3M US L + 6.60%	07/20/2033	1,000,000	904,990
Total Collateralized Loan Obligations Debt (Cost $54,921,109)				$55,800,000	$50,360,717

COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e)- 62.40%* (36.50% of Total Investments)
ALM 2020, Ltd., CLO 2020-1A, SUB(d)	N/A	Estimated yield of 6.41%	10/15/2029	5,000,000	2,840,500
Anchorage Capital CLO 13 LLC, CLO 2019-13A, SUB(d)	N/A	Estimated yield of 17.41%	04/15/2034	7,000,000	4,858,000
Anchorage Capital CLO 16, Ltd., CLO 2020-16A, SUB(d)	N/A	Estimated yield of 17.74%	01/19/2035	2,500,000	1,511,363
Anchorage Capital CLO 18, Ltd., CLO 2021-18A, SUB(d)	N/A	Estimated yield of 18.22%	04/15/2034	850,000	634,610
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, SUB(d)	N/A	Estimated yield of 17.98%	10/15/2034	7,000,000	4,709,600
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA, SUB(d)	N/A	Estimated yield of 16.50%	04/13/2031	4,150,000	2,114,010
Anchorage Capital CLO 20, Ltd., CLO 2021-20A, SUB(d)	N/A	Estimated yield of 16.36%	01/20/2035	1,750,000	1,192,738
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA, SUB(d)	N/A	Estimated yield of 15.76%	01/28/2031	1,400,000	446,880
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, SUB(d)	N/A	Estimated yield of 16.43%	01/28/2031	3,000,000	934,800
Anchorage Capital CLO 7, Ltd., CLO 2015-7A, SUBA(d)	N/A	Estimated yield of 29.82%	01/28/2031	1,750,000	432,075
Anchorage Capital CLO 9, Ltd., CLO 2016-9A, SUB(d)	N/A	Estimated yield of 21.62%	07/15/2032	2,500,000	891,500
Apidos CLO XXVII, CLO 2017-27A, SUB(d)	N/A	Estimated yield of 4.58%	07/17/2030	1,300,000	369,720
Apidos CLO XXVIII, CLO 2017-28A, SUB(d)	N/A	Estimated yield of 5.35%	01/20/2031	3,500,000	1,423,800
ARES LI CLO, Ltd., CLO 2019-51A, INC(d)	N/A	Estimated yield of 22.00%	07/15/2034	1,699,959	1,019,633
ARES LI CLO, Ltd., CLO 2019-51A, SUB(d)	N/A	Estimated yield of 21.72%	07/15/2034	2,646,041	1,587,091
Ares XLI CLO, Ltd., CLO 2016-41A, SUB(d)	N/A	Estimated yield of 21.42%	04/15/2034	2,343,500	1,081,101
ARES XLIV CLO, Ltd., CLO 2017-44A, SUB(d)	N/A	Estimated yield of 21.58%	04/15/2034	2,845,572	1,098,451
Battalion CLO XV, Ltd., CLO 2020-15A, SUB(d)	N/A	Estimated yield of 18.81%	01/17/2033	4,500,000	3,172,602
Battalion CLO XVI, Ltd., CLO 2019-16A, SUB(d)	N/A	Estimated yield of 20.96%	12/19/2032	3,500,000	2,297,400
Carbone CLO, Ltd., CLO 2017-1A, SUB(d)	N/A	Estimated yield of 17.68%	01/20/2031	7,850,000	3,849,640
Carlyle Global Market Strategies CLO, Ltd., CLO 2013-1A, SUB(d)	N/A	Estimated yield of 14.19%	08/14/2030	3,500,000	770,350
CARLYLE US CLO 2021-5, Ltd., CLO 2021-5A, SUB(d)	N/A	Estimated yield of 17.85%	07/20/2034	4,000,000	2,935,200
CARLYLE US CLO 2021-6, Ltd., CLO 2021-6A, SUB(d)	N/A	Estimated yield of 22.26%	07/15/2034	1,000,000	632,938
Carlyle US CLO, Ltd., CLO 2020-4A, SUBA(d)	N/A	Estimated yield of 13.50%	04/15/2035	8,740,000	7,161,851
Carlyle US CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 11.72%	10/15/2031	933,000	418,730
Catamaran CLO, Ltd., CLO 2015-1A, SUB(d)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	383
CIFC Funding 2017-III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 10.33%	07/20/2030	1,400,000	418,040
CIFC Funding 2017-V, Ltd., CLO 2017-5A, SUB(d)	N/A	Estimated yield of 13.32%	11/16/2030	4,500,000	1,618,650
CIFC Funding 2018-I, Ltd., CLO 2018-1A, SUB(d)	N/A	Estimated yield of 12.22%	04/18/2031	3,250,000	1,718,600
CIFC Funding 2018-III, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 18.64%	07/18/2031	3,000,000	1,381,200
CIFC Funding 2019-III, Ltd., CLO 2019-3A, SUB(d)	N/A	Estimated yield of 18.16%	10/16/2034	750,000	540,413
CIFC Funding 2019-V, Ltd., CLO 2019-5A, INC(d)	N/A	Estimated yield of 19.00%	01/15/2035	2,500,000	1,828,348
CIFC Funding 2020-II, Ltd., CLO 2020-2A, INC(d)	N/A	Estimated yield of 29.90%	10/20/2034	1,000,000	819,622
CIFC Funding 2020-III, Ltd., CLO 2020-3A, SUB(d)	N/A	Estimated yield of 18.95%	10/20/2034	150,000	124,252
CIFC Funding 2021-II, CLO 2021-2A, SUB(d)	N/A	Estimated yield of 19.16%	04/15/2034	4,000,000	3,197,948
CIFC Funding 2021-VII, Ltd., CLO 2021-7A, SUB(d)	N/A	Estimated yield of 21.72%	01/23/2035	1,000,000	784,022
Dryden 43 Senior Loan Fund, CLO 2016-43A, SUB(d)	N/A	Estimated yield of 15.85%	04/20/2034	5,000,000	2,882,536
Dryden 87 CLO, Ltd., CLO 2021-87A, SUB(d)	N/A	Estimated yield of 16.28%	05/20/2034	2,000,000	1,608,930
Dryden 95 CLO, Ltd., CLO 2021-95A, SUB(d)	N/A	Estimated yield of 17.35%	08/20/2034	3,500,000	2,709,021
Elmwood CLO I, Ltd., CLO 2019-1A, SUB(d)	N/A	Estimated yield of 11.62%	10/20/2033	6,000,000	3,665,876
Elmwood CLO II, Ltd., CLO 2019-2A, SUB(d)	N/A	Estimated yield of 15.08%	04/20/2034	5,500,000	3,953,272

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e) (continued)
Elmwood CLO III, Ltd., CLO 2019-3A, SUB(d)	N/A	Estimated yield of 15.48%	10/20/2034	$5,250,000	$3,540,242
Elmwood CLO VII, Ltd., CLO 2020-4A, SUB(d)	N/A	Estimated yield of 14.16%	01/17/2034	6,350,000	4,674,853
Elmwood CLO VIII, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 14.49%	01/20/2034	5,000,000	3,722,113
Invesco CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 19.70%	04/15/2034	3,000,000	2,204,386
Invesco CLO, Ltd., CLO 2021-2A, SUB(d)(f)	N/A	Estimated yield of 14.26%	07/15/2034	5,500,000	3,220,567
Madison Park Funding XVIII, Ltd., CLO 2015-18A, SUB(d)	N/A	Estimated yield of 7.74%	10/21/2030	4,000,000	1,618,400
Madison Park Funding XX, Ltd., CLO 2016-20A, SUB(d)	N/A	Estimated yield of 20.66%	07/27/2030	1,740,000	684,864
Madison Park Funding XXIX, Ltd., CLO 2018-29A, SUB(d)	N/A	Estimated yield of 14.44%	10/18/2047	3,750,000	1,909,500
Madison Park Funding XXVIII, Ltd., CLO 2018-28A, SUB(d)	N/A	Estimated yield of 16.70%	07/15/2030	5,000,000	2,751,000
Madison Park Funding XXXVII, Ltd., CLO 2019-37A, SUB(d)	N/A	Estimated yield of 25.71%	07/15/2049	5,500,000	3,773,550
Niagara Park CLO, Ltd., CLO 2019-1A, SUB(d)	N/A	Estimated yield of 21.99%	07/17/2032	2,648,000	1,647,321
NYACK Park CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 18.44%	10/20/2034	1,000,000	848,274
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA, SUB(d)	N/A	Estimated yield of 18.55%	04/20/2034	6,673,000	2,721,484
OHA Credit Partners XI, Ltd., CLO 2015-11A, SUB(d)	N/A	Estimated yield of 15.72%	01/20/2032	2,750,000	1,349,975
OHA Credit Partners XII, Ltd., CLO 2016-12A, SUB(d)	N/A	Estimated yield of 21.91%	07/23/2030	1,500,000	794,700
Point Au Roche Park CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 17.65%	07/20/2034	5,000,000	3,898,452
Recette CLO, Ltd., CLO 2015-1A, SUB(d)(f)	N/A	Estimated yield of 18.41%	04/20/2034	20,800,000	4,518,568
Regatta XVIII Funding, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 15.94%	01/15/2034	7,175,322	5,370,933
Regatta XXIV Funding, Ltd., CLO 2021-5A, SUB(d)	N/A	Estimated yield of 15.69%	01/20/2035	5,000,000	3,301,510
Rockland Park CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 15.96%	04/20/2034	9,000,000	6,300,490
Rockland Park CLO, Ltd., CLO 2021-1A, M1(d)	N/A	Estimated yield of 0.00%	04/20/2034	9,000,000	23,652
Rockland Park CLO, Ltd., CLO 2021-1A, M2(d)	N/A	Estimated yield of 0.00%	04/20/2034	9,000,000	85,188
Sixth Street CLO XVII, Ltd., CLO 2021-17A, SUB(d)	N/A	Estimated yield of 14.00%	01/20/2034	1,100,000	811,994
Sound Point CLO III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 4.66%	10/20/2030	1,500,000	499,200
Sound Point CLO VI-R, Ltd., CLO 2014-2RA, SUB(d)	N/A	Estimated yield of 8.38%	10/20/2031	2,000,000	136,200
Thacher Park CLO, Ltd., CLO 2014-1A, SUB(d)	N/A	Estimated yield of 0.00%	10/20/2026	6,000,000	3,600
THL Credit Wind River CLO, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 26.31%	01/20/2031	3,000,000	1,768,800
THL Credit Wind River CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 16.36%	07/15/2030	3,031,000	1,512,469
Webster Park CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 16.76%	07/20/2030	9,000,400	4,278,790
Wind River CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 0.00%	07/15/2028	4,000,000	582,000
Total Collateralized Loan Obligations Equity (Cost $176,629,386)				$283,825,794	$144,188,771

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 4.05%* (2.37% of Total Investments)
Chemicals - 0.16% (0.09% of Total Investments)
Herens Holdco S.a.r.l., Senior Secured(d)	4.75%	N/A	05/15/2028	444,000	368,925

Diversified Telecommunication Services - 1.02% (0.60% of Total Investments)
Altice Financing SA, Senior Secured(d)	5.75%	N/A	08/15/2029	1,197,000	959,296
Altice France SA, Senior Secured(d)	5.50%	N/A	10/15/2029	667,000	509,004
Consolidated Communications, Inc., Senior Secured(d)	5.00%	N/A	10/01/2028	1,125,000	899,291
Total Diversified Telecommunication Services				2,989,000	2,367,591

Electronic Equipment, Instruments & Components - 0.06% (0.03% of Total Investments)
II-VI, Inc., Senior Unsecured(d)	5.00%	N/A	12/15/2029	146,000	128,414

Health Care Equipment & Supplies - 0.29% (0.17% of Total Investments)
Medline Borrower LP, Senior Unsecured(d)	5.25%	N/A	10/01/2029	62,000	51,305
Mozart Debt Merger Sub, Inc., Senior Secured(d)	3.88%	N/A	04/01/2029	727,000	619,913
Total Health Care Equipment & Supplies				789,000	671,218

Health Care Technology - 0.51% (0.30% of Total Investments)
Minerva Merger Sub, Inc., Senior Unsecured(d)	6.50%	N/A	02/15/2030	1,411,000	1,171,130

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 4.05%* (2.37% of Total Investments) (continued)
Hotels, Restaurants & Leisure - 0.76% (0.45% of Total Investments)
CEC Entertainment LLC, Senior Secured(d)	6.75%	N/A	05/01/2026	$470,000	$413,354
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Senior Unsecured(d)	6.75%	N/A	01/15/2030	328,000	251,740
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(d)	5.00%	N/A	06/01/2029	529,000	428,490
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Senior Unsecured(d)	6.63%	N/A	03/01/2030	205,000	174,250
SeaWorld Parks & Entertainment, Inc., Senior Unsecured(d)	5.25%	N/A	08/15/2029	600,000	504,980
Total Hotels, Restaurants & Leisure				2,132,000	1,772,814

Industrial Conglomerates - 0.16% (0.09% of Total Investments)
MajorDrive Holdings IV LLC, Senior Unsecured(d)	6.38%	N/A	06/01/2029	545,000	373,325

IT Services - 0.10% (0.06% of Total Investments)
Avaya, Inc., Senior Secured(d)	6.13%	N/A	09/15/2028	345,000	225,112

Media - 0.09% (0.05% of Total Investments)
Audacy Capital Corp., Senior Secured(d)	6.75%	N/A	03/31/2029	390,000	209,625

Pharmaceuticals - 0.09% (0.05% of Total Investments)
Bausch Health Cos., Inc., Senior Secured(d)	4.88%	N/A	06/01/2028	260,000	203,460

Professional Services - 0.42% (0.25% of Total Investments)
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., Senior Secured(d)	6.00%	N/A	11/01/2029	1,176,000	970,200

Software - 0.39% (0.23% of Total Investments)
Condor Merger Sub, Inc., Senior Unsecured(d)	7.38%	N/A	02/15/2030	1,102,000	895,673

Total Corporate Bonds (Cost $11,685,490)				$11,729,000	$9,357,487

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) - 4.42%* (2.59% of Total Investments)
Aerospace & Defense - 0.85% (0.49% of Total Investments)
Amentum Government Services Holdings LLC, TL	8.53%	3M US L + 7.75%	02/15/2030	2,016,807	1,908,404
New Constellis Borrower LLC, Series B	12.67%	3M US L + 11.00%	03/27/2025	107,755	46,065
Total Aerospace & Defense				2,124,562	1,954,469

Air Freight & Logistics - 0.29% (0.17% of Total Investments)
LaserShip, Inc., Initial	10.38%	3M US L + 7.50%	05/07/2029	745,852	678,725

Building Products - 0.26% (0.15% of Total Investments)
Diversitech Holdings, INC. TL	9.00%	6M US L + 6.75%	12/21/2029	468,750	440,625
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 2nd Lien Term Loan	9.63%	3M US L + 6.75%	07/23/2029	169,492	151,483
Total Building Products				638,242	592,108

Chemicals - 0.10% (0.06% of Total Investments)
CP Iris Holdco I, Inc., Initial	8.67%	1M US L + 7.00%	10/01/2029	258,621	239,547

Commercial Services & Supplies - 0.28% (0.16% of Total Investments)
AVSC Holding Corp., Initial	8.58%	3M US L + 7.25%	09/01/2025	805,556	638,000

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) (continued)
Communications Equipment - 0.13% (0.08% of Total Investments)
Global Tel*Link Corp., 2nd Lien	11.63%	3M US L + 10.00%	11/29/2026	$347,222	$305,122

Construction & Engineering - 0.12% (0.07% of Total Investments)
DG Investment Intermediate Holdings 2, Inc., 2nd Lien	8.42%	1M US L + 6.75%	03/30/2029	292,804	281,092

Diversified Consumer Services - 0.58% (0.34% of Total Investments)
KUEHG Corp.	10.50%	3M US L + 8.25%	08/22/2025	800,000	765,336
Travelport Finance Luxembourg Sarl, 2021 Consented	7.25%	3M US L + 6.75%	05/29/2026	580,309	446,478
TruGreen LP, Initial	10.55%	3M US L + 8.50%	11/02/2028	125,392	119,749
Total Diversified Consumer Services				1,505,701	1,331,563

Diversified Financial Services - 0.35% (0.20% of Total Investments)
Edelman Financial Center LLC, Initial	8.42%	1M US L + 6.75%	07/20/2026	626,984	570,750
Nexus Buyer LLC, TL	7.44%	1M US L + 6.25%	11/05/2029	245,536	229,166
Total Diversified Financial Services				872,520	799,916

Electronic Equipment, Instruments & Components - 0.03% (0.02% of Total Investments)
Infinite Bidco LLC, Initial	9.25%	3M US L + 7.00%	03/02/2029	69,869	65,677

Health Care Providers & Services - 0.05% (0.03% of Total Investments)
Verscend Holding Corp., Initial	8.67%	1M US L + 7.00%	04/02/2029	135,802	127,654

Insurance - 0.40% (0.24% of Total Investments)
Asurion LLC, New B-4	6.92%	1M US L + 5.25%	01/20/2029	1,104,603	933,389

Professional Services - 0.07% (0.04% of Total Investments)
National Intergovernmental Purchasing Alliance Co.	9.75%	3M US L + 7.50%	05/22/2026	169,482	163,551

Software - 0.76% (0.45% of Total Investments)
Ascend Learning 11/21 2nd Lien TL	7.42%	3M US L + 5.75%	12/10/2029	462,963	423,611
DCert Buyer, Inc., First Amendment Refinancing	8.67%	1M US L + 7.00%	02/19/2029	156,627	144,879
EagleView Technology Corp., Term Loan 2nd Lien	9.17%	1M US L + 7.50%	08/14/2026	198,167	184,296
MH Sub I LLC, 2021 Replacement	7.92%	1M US L + 6.25%	02/23/2029	1,000,000	938,330
Ultimate Software 11/21 2nd Lien TL	6.21%	3M US L + 5.25%	05/03/2027	75,676	69,622
Total Software				1,893,433	1,760,738

Textiles, Apparel & Luxury Goods - 0.15% (0.09% of Total Investments)
ABG Intermediate Holdings 2, LLC TL 2L	8.15%	1M US L + 6.00%	12/20/2029	372,760	342,939

Total Secured Second Lien Loans (Cost $11,210,034)				$11,337,029	$10,214,490

SENIOR SECURED FIRST LIEN LOANS(b) - 77.61%* (45.39% of Total Investments)
Aerospace & Defense - 3.05% (1.78% of Total Investments)
Amentum Government Services Holdings LLC TLD 1L	5.08%	3M US L + 4.00%	02/15/2029	1,878,094	1,783,024
Constellis Holdings LLC, Priority	9.17%	3M US L + 7.50%	03/27/2024	119,765	98,806
Maxar Technologies TLB 1L(h)	N/A	L + 6.48%	06/14/2029	1,686,771	1,598,924
Peraton Corp., B	5.42%	1M US L + 3.75%	02/01/2028	1,109,750	1,039,792
Vertex Aerospace 11/21	5.67%	1M US L + 4.00%	12/06/2028	1,358,763	1,286,586
WP CPP Holdings LLC	4.99%	3M US L + 3.75%	04/30/2025	1,492,612	1,230,345
Total Aerospace & Defense				7,645,755	7,037,477

Air Freight & Logistics - 0.63% (0.37% of Total Investments)
Brown Group Holding TLB2 1L (h)	N/A	L + 5.98%	07/15/2029	286,763	274,813

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Air Freight & Logistics (continued)
LaserShip, Inc., Initial	7.38%	3M US L + 4.50%	05/07/2028	$1,334,508	$1,184,376
Total Air Freight & Logistics				1,621,271	1,459,189

Airlines - 0.74% (0.43% of Total Investments)
United AirLines, Inc., Class B	5.39%	1M US L + 3.75%	04/21/2028	1,831,735	1,697,798

Auto Components - 1.84% (1.07% of Total Investments)
Burgess Point Purchaser Corp., TL 1L(h)	N/A	L + 7.48%	07/06/2029	288,528	288,528
Dealer Tire LLC, B-1	5.92%	1M US L + 4.25%	12/12/2025	1,107,624	1,057,316
First Brands Group, LLC, Refinanced	6.29%	3M US L + 5.00%	03/30/2027	574,372	543,356
Gopher Resource, Llc Tlb	4.92%	1M US L + 3.25%	03/06/2025	496,187	405,280
IXS Holdings, Inc., Initial	5.92%	1M US L + 4.25%	03/05/2027	1,628,075	1,309,070
LS Group Opco Acquisition LLC, Initial	4.00%	3M US L + 3.25%	11/02/2027	323,992	301,717
LTR Intermediate Holdings, Inc., Initial	6.75%	3M US L + 4.50%	05/05/2028	370,095	338,019
Total Auto Components				4,788,873	4,243,286

Automobiles - 0.41% (0.24% of Total Investments)
Driven Holdings LLC, TLB	3.52%	3M US L + 3.00%	12/17/2028	98,668	92,008
RVR Dealership Holdings LLC, B	5.17%	3M US L + 3.75%	02/08/2028	1,012,443	848,761
Total Automobiles				1,111,111	940,769

Beverages - 0.11% (0.07% of Total Investments)
Triton Water Holdings, Inc., Initial	5.75%	3M US L + 3.50%	03/31/2028	296,915	261,817

Building Products - 1.74% (1.02% of Total Investments)
Cornerstone Building Brands, Inc., Tranche B	4.57%	1M US L + 3.25%	04/12/2028	385,395	317,951
Foundation Building Materials, Inc., Initial	4.49%	3M US L + 3.25%	01/31/2028	224,475	195,293
Kodiak BP LLC, Initial	5.50%	3M US L + 3.25%	03/12/2028	189,685	165,145
LHR Borrower, LLC TLB 1L	6.38%	1M US L + 4.75%	02/16/2029	918,051	789,524
Osmosis Buyer, Ltd., Initial B	4.83%	1M US L + 3.75%	07/31/2028	292,900	266,173
Park River Holdings, Inc., Initial	4.22%	3M US L + 3.25%	12/28/2027	95,349	77,591
Snap One 11/21 Cov-Lite TLB	7.38%	3M US L + 4.50%	12/08/2028	762,256	690,795
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 1st Lien Term Loan	6.38%	3M US L + 3.50%	07/21/2028	323,863	281,965
White Cap Buyer LLC, Initial Closing Date	5.28%	1M US L + 3.75%	10/19/2027	219,232	201,420
Wilsonart LLC, Tranche E	5.51%	3M US L + 3.25%	12/31/2026	1,167,104	1,030,704
Total Building Products				4,578,310	4,016,561

Capital Markets - 0.70% (0.41% of Total Investments)
Hudson River Trading LLC, Term Loan	4.64%	3M US L + 3.00%	03/20/2028	1,738,765	1,621,833

Chemicals - 2.45% (1.44% of Total Investments)
Ascend Performance Materials Operations LLC, 2021 Refinancing	7.00%	3M US L + 4.75%	08/27/2026	683,724	664,921
CP Iris Holdco I, Inc., Initial(g)	5.17%	1M US L + 3.50%	10/02/2028	273,466	204,985
CPC Acquisition Corp., Initial	6.00%	3M US L + 3.75%	12/29/2027	133,023	115,841
Herens Holdco S.a r.l., Facility B	6.25%	3M US L + 4.00%	07/03/2028	606,053	539,387
Hexion Holdings Corp. TL 1L	5.92%	1M US L + 4.50%	03/15/2029	852,586	760,934
LSF11 A5 HoldCo, LLC TLB 1L	5.14%	1M US L + 3.50%	10/15/2028	552,353	515,417
Lummus Technology Holdings V LLC, 2021 Refinancing B	5.17%	1M US L + 3.50%	06/30/2027	49,619	45,738
Olympus Water US Holding Corp.	6.65%	3M SOFR + 4.50%	11/09/2028	334,251	312,107
Olympus Water US Holding Corporation TLB	6.06%	3M US L + 3.75%	11/09/2028	348,519	323,795
PMHC II, Inc. TL	5.29%	6M US L + 4.25%	04/21/2029	1,614,367	1,401,141

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Chemicals (continued)
Polar US Borrower LLC, Initial	6.00%	1M US L + 4.75%	10/15/2025	$860,805	$785,485
Total Chemicals				6,308,766	5,669,751

Commercial Services & Supplies - 2.21% (1.29% of Total Investments)
Allied Universal Holdco LLC, Initial U.S. Dollar	5.42%	1M US L + 3.75%	05/12/2028	984,528	900,430
Ankura Consulting Group LLC, Closing Date	6.14%	1M US L + 4.50%	03/17/2028	177,915	168,129
BRIGHTVIEW LANDSCAPES, LLC TLB1L	4.78%	1M US L + 3.25%	04/20/2029	1,275,522	1,211,746
Garda World Security Corporation TLB 1L	5.75%	1M US L + 4.25%	02/01/2029	1,299,187	1,192,004
Vericast Corp., 2021 Extended	10.00%	3M US L + 7.75%	06/16/2026	308,779	238,788
Viad Corp, Initial	6.67%	1M US L + 5.00%	07/30/2028	1,492,500	1,395,488
Total Commercial Services & Supplies				5,538,431	5,106,585

Communications Equipment - 1.13% (0.66% of Total Investments)
Casa Systems, Inc., Initial	6.25%	3M US L + 5.00%	12/20/2023	904,464	847,374
Global Tel*Link Corp., 2018	5.92%	1M US L + 4.25%	11/29/2025	448,953	415,915
Gogo Intermediate Holdings LLC, Initial	4.99%	3M US L + 3.75%	04/30/2028	1,323,372	1,249,263
MLN US HoldCo LLC, B	5.62%	1M US L + 4.50%	11/30/2025	136,980	88,626
Total Communications Equipment				2,813,769	2,601,178

Construction & Engineering - 0.84% (0.49% of Total Investments)
BROOKFIELD WEC HOLDINGS INC.TL 1L(h)	N/A	L + 5.25%	08/01/2025	305,631	293,189
DG Investment Intermediate Hlgds, Inc. TL 1L	5.78%	3M SOFR + 5.00%	03/31/2028	226,215	216,035
DG Investment Intermediate Hlgds, Inc. TL-DD 1L	4.98%	1M US L + 4.25%	03/31/2028	83,783	36,446
DG Investment Intermediate Holdings 2, Inc., Initial(g)	5.42%	1M US L + 3.75%	03/31/2028	85,715	79,902
TRC Companies 11/21 TL	6.00%	3M US L + 3.75%	12/08/2028	1,399,798	1,311,149
Total Construction & Engineering				2,101,142	1,936,721

Construction Materials - 0.48% (0.28% of Total Investments)
Schweitzer-Mauduit International, Inc., B	5.44%	1M US L + 3.75%	04/20/2028	830,788	780,941
Smyrna Ready Mix Concrete, LLC TLB 1L	5.88%	1M SOFR + 4.25%	04/02/2029	362,827	334,708
Total Construction Materials				1,193,615	1,115,649

Containers & Packaging - 3.34% (1.96% of Total Investments)
Clydesdale Acquisition Holdings, Inc.	5.88%	4M US L + 4.35%	04/13/2029	2,061,790	1,923,588
LABL, INC. TL 1L	6.67%	1M US L + 5.00%	10/29/2028	969,449	893,512
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S.	5.17%	1M US L + 3.50%	09/24/2028	81,267	75,940
Pelican Products, Inc. TL	6.50%	3M US L + 4.25%	12/29/2028	490,038	455,735
Pregis TopCo LLC, Initial	5.67%	1M US L + 4.00%	07/31/2026	1,126,784	1,062,929
Pretium PKG Holdings, Inc., Initial	5.04%	1M US L + 4.00%	10/02/2028	357,100	320,276
ProAmpac PG Borrower LLC, 2020-1	5.01%	3M US L + 3.75%	11/03/2025	77,915	71,915
RLG Holdings LLC, Closing Date Initial	5.92%	1M US L + 4.25%	07/07/2028	1,669,188	1,553,730
Sabert Corp., Initial	6.19%	1M US L + 4.50%	12/10/2026	1,441,611	1,365,927
Total Containers & Packaging				8,275,142	7,723,552

Distributors - 0.61% (0.35% of Total Investments)
American Tire Distributors, Inc., TLB	7.00%	3M US L + 6.25%	10/20/2028	501,458	472,624
BCPE Empire Holdings, Inc. (h)	N/A	L + 6.25%	06/11/2026	102,074	95,524
BCPE Empire Holdings, Inc., Initial	5.67%	1M US L + 4.00%	06/11/2026	336,907	316,693
Ingram Micro, Inc., Initial	5.75%	3M US L + 3.50%	06/30/2028	546,105	515,387
Total Distributors				1,486,544	1,400,228

Diversified Consumer Services - 3.60% (2.10% of Total Investments)
KUEHG Corp, B-3	6.00%	3M US L + 3.75%	02/21/2025	1,978,807	1,836,748

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Diversified Consumer Services (continued)
Learning Care Group No. 2, Inc., 2020 Incremental	9.82%	3M US L + 8.50%	03/13/2025	$385,093	$377,391
LifeMiles, Ltd., Initial	6.82%	3M US L + 5.25%	08/30/2026	79,885	74,759
Pug LLC, B-2	5.92%	1M US L + 4.25%	02/12/2027	1,523,218	1,405,169
Sabre GLBL Inc.TLB 1L	5.88%	1M US L + 4.25%	06/30/2028	64,427	60,441
Sabre GLBL, Inc.
2021 Other B-1	5.17%	1M US L + 3.50%	12/17/2027	181,194	169,078
2021 Other B-2	5.17%	1M US L + 3.50%	12/17/2027	288,835	269,520
SkyMiles IP, Ltd., Initial	4.75%	3M US L + 3.75%	10/20/2027	95,123	94,439
Spin Holdco, Inc., Initial	5.61%	3M US L + 4.00%	03/04/2028	1,435,500	1,318,507
St. George's University Scholastic Services LLC (St. George's University Scholastic Services LLC), Initial Term Loans	4.92%	1M US L + 3.25%	02/10/2029	73,019	68,638
Staples, Inc., 2019 Refinancing New B-1	6.29%	3M US L + 5.00%	04/16/2026	967,798	839,022
The Knot WorldWide Inc. Tl 1L	6.13%	1M US L + 4.50%	12/19/2025	852,105	813,760
Travelport Finance S.a r.l., Initial (Priority)	11.00%	3M US L + 8.75%	02/28/2025	823,268	812,360
TruGreen LP, Second Refinancing	5.67%	1M US L + 4.00%	11/02/2027	181,452	172,076
Total Diversified Consumer Services				8,929,724	8,311,908

Diversified Financial Services - 2.19% (1.28% of Total Investments)
Edelman Financial Center LLC, Initial (2021)	5.17%	1M US L + 3.50%	04/07/2028	427,299	394,504
Galaxy US Opco Inc. TL	6.28%	6M US L + 4.75%	04/29/2029	770,480	721,362
HighTower Holding LLC, Initial	5.10%	3M US L + 4.00%	04/21/2028	560,310	519,222
Mercury Borrower, Inc., TL	5.81%	3M US L + 3.50%	08/02/2028	256,682	238,714
Nexus Buyer LLC, B	5.42%	1M US L + 3.75%	11/09/2026	348,747	328,171
Paysafe Holdings US Corp., Facility B1	4.42%	1M US L + 2.75%	06/28/2028	146,540	134,543
VeriFone Systems, Inc., Initial	5.52%	3M US L + 4.00%	08/20/2025	2,970,663	2,655,772
VFH Parent LLC TLB 1L	4.43%	1M US L + 3.00%	01/13/2029	75,641	71,512
Total Diversified Financial Services				5,556,362	5,063,800

Diversified Telecommunication Services - 4.65% (2.72% of Total Investments)
Altice Financing S.A. TL1L	3.79%	3M US L + 2.75%	01/31/2026	498,695	449,448
Altice France S.A., USD TLB-13 Incremental	5.41%	3M US L + 4.00%	08/14/2026	2,274,398	2,073,250
Altice France SA	4.73%	3M US L + 3.69%	01/31/2026	498,039	451,971
Consolidated Communications, Inc., B-1	5.19%	1M US L + 3.50%	10/02/2027	700,484	617,596
DIRECTV Financing LLC, Closing Date	6.67%	1M US L + 5.00%	08/02/2027	2,062,429	1,893,145
Intelsat Jackson Holdings S.A.(h)	N/A	L + 4.92%	02/01/2029	950,303	869,356
LCPR Loan Financing LLC, 2021 Additional	5.07%	1M US L + 3.75%	10/16/2028	583,258	562,114
Sorenson Communications LLC, 2021	7.75%	3M US L + 5.50%	03/17/2026	196,813	191,401
Syniverse Holdings, Inc.TL 1L(h)	N/A	L + 8.29%	05/13/2027	430,552	378,348
Windstream Services II LLC, Initial	7.92%	1M US L + 6.25%	09/21/2027	1,444,949	1,345,970
Xplornet Communications, Inc. TL 1L	5.67%	1M US L + 4.00%	10/02/2028	244,056	222,264
Zacapa S.a.r.l. TL 1L	6.30%	6M US L + 4.25%	03/22/2029	311,647	290,143
Ziggo Financing Partnership TLI 1L(h)	N/A	L + 3.82%	04/30/2028	1,500,000	1,395,465
Total Diversified Telecommunication Services				11,695,623	10,740,471

Electric Utilities - 0.16% (0.09% of Total Investments)
Generation Bridge Acquisition LLC
B	7.25%	3M US L + 5.00%	12/01/2028	361,952	352,299
C	7.25%	3M US L + 5.00%	12/01/2028	7,560	7,358
Total Electric Utilities				369,512	359,657

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Electrical Equipment - 0.35% (0.21% of Total Investments)
Energy Acquisition LP
Initial	5.92%	3M US L + 4.25%	06/26/2025	$713,307	$645,842
Tranche B(i)	7.50%	7.50%	04/01/2028	185,147	168,484
Total Electrical Equipment				898,454	814,326

Electronic Equipment, Instruments & Components - 1.13% (0.66% of Total Investments)
Infinite Bidco LLC, Initial	5.50%	3M US L + 3.25%	03/02/2028	1,247,033	1,153,505
Mavenir Systems, Inc., Initial	6.21%	3M US L + 4.75%	08/18/2028	488,764	452,107
Natel Engineering Company, Inc., Initial	7.74%	3M US L + 6.25%	04/30/2026	508,318	486,399
Triton Solar US Acquisition Co., Initial	7.52%	3M US L + 6.00%	10/29/2024	254,026	243,865
Xperi Holding Corp., Initial B	5.17%	1M US L + 3.50%	06/08/2028	297,252	283,784
Total Electronic Equipment, Instruments & Components				2,795,393	2,619,660

Energy Equipment & Services - 0.38% (0.22% of Total Investments)
Lealand Finance Company B.V.
Make-Whole	4.67%	3M US L + 3.00%	06/30/2024	8,469	5,081
Take-Back	2.67%	1M US L + 1.00%	06/30/2025	46,849	23,503
Par Petroleum LLC, Closing Date	7.77%	3M US L + 6.75%	01/11/2026	312,337	296,720
WaterBridge Midstream Operating LLC, Initial	7.39%	3M US L + 5.75%	06/22/2026	590,986	557,595
Total Energy Equipment & Services				958,641	882,899

Food & Staples Retailing - 0.43% (0.25% of Total Investments)
Rent-A-Center, Inc.	4.94%	1M US L + 3.25%	02/17/2028	1,113,910	999,044

Food Products - 0.66% (0.38% of Total Investments)
Chill Merger Sub, Inc.	5.75%	3M US L + 3.50%	03/20/2024	1,250,000	1,086,613
Pacific Bells LLC, Initial Term	6.82%	3M US L + 4.76%	11/10/2028	366,063	337,693
Whole Earth Brands, Inc., Term Loan	6.13%	3M US L + 4.50%	02/05/2028	100,107	93,600
Total Food Products				1,716,170	1,517,906

Health Care Equipment & Supplies - 0.74% (0.43% of Total Investments)
Bausch & Lomb Inc TL 1L	4.55%	1M SOFR + 3.25%	05/10/2027	441,732	410,369
Curium BidCo S.a r.l., Term Loan	6.28%	3M US L + 4.25%	12/02/2027	423,304	401,081
Medplast Holdings, Inc., Initial Term Loan (Late June/Early July)	5.42%	1M US L + 3.75%	07/02/2025	987,212	904,533
Total Health Care Equipment & Supplies				1,852,248	1,715,983

Health Care Providers & Services - 6.02% (3.52% of Total Investments)
Accelerated Health Systems, LLC TLB 1L(h)	N/A	L + 5.16%	02/15/2029	308,154	291,785
AEA International Holdings S.a.r.l., Initial	6.06%	3M US L + 3.75%	09/07/2028	216,691	206,398
Cambrex Corp., Tranche B-2 Dollar	5.13%	1M US L + 3.60%	12/04/2026	248,594	235,309
Curia Global, Inc., 2021	4.99%	3M US L + 3.75%	08/30/2026	153,265	144,357
Envision Healthcare Corp., Initial	5.42%	1M US L + 3.75%	10/10/2025	987,245	324,804
Eyecare Partners LLC
Amendment No. 1	6.00%	3M US L + 3.75%	11/15/2028	1,283,482	1,179,738
Initial	6.00%	3M US L + 3.75%	02/18/2027	575,574	530,967
Global Medical Response, Inc.
2018 New	5.92%	1M US L + 4.25%	03/14/2025	650,517	603,764
2020 Refinancing	5.25%	3M US L + 4.25%	10/02/2025	1,128,797	1,047,671
Heartland Dental LLC, 2021 Incremental	5.64%	1M US L + 4.00%	04/30/2025	803,680	750,235
Heartland Dental, LLC, Initial	5.17%	1M US L + 3.50%	04/30/2025	492,334	456,024
Hunter Holdco 3, Ltd., Initial Dollar	6.50%	3M US L + 4.25%	08/19/2028	474,011	449,125
Midwest Veterinary Partners LLC, Initial	5.67%	1M US L + 4.00%	04/27/2028	1,536,890	1,452,362
Organon & Co.	4.63%	1M US L + 3.00%	06/02/2028	1,500,000	1,440,630

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Health Care Providers & Services (continued)
Pathway Vet Alliance LLC, 2021 Replacement	6.00%	3M US L + 3.75%	03/31/2027	$299,565	$277,472
Radiology Partners, Inc., B	5.87%	1M US L + 4.25%	07/09/2025	944,844	844,218
Sharp MidCo, LLC TL 1L	6.25%	3M US L + 4.00%	12/31/2028	350,905	328,096
Southern Veterinary Partners LLC, Initial	5.00%	3M US L + 4.00%	10/05/2027	90,787	86,096
Summit Behavioral 11/21	6.26%	3M US L + 4.75%	11/24/2028	731,780	698,850
UWH PLLC, Initial	5.31%	3M US L + 4.25%	12/18/2027	1,492,500	1,405,756
Verscend Holding Corp., B-1	5.67%	1M US L + 4.00%	08/27/2025	676,718	646,266
WCG Purchaser Corp., Initial	6.25%	3M US L + 4.00%	01/08/2027	539,657	509,976
Total Health Care Providers & Services				15,485,990	13,909,899

Health Care Technology - 3.15% (1.84% of Total Investments)
Athenahealth Group Inc. TLB 1L(g)	5.01%	1M US L + 3.50%	02/15/2029	3,837,605	2,967,246
Gainwell Acquisition Corp., B	6.25%	3M US L + 4.00%	10/01/2027	1,998,707	1,886,280
MJH Healthcare Holdings, LLC L1	5.11%	1M US L + 3.50%	01/28/2029	231,006	217,145
TTF Holdings LLC, Initial	5.94%	1M US L + 4.25%	03/31/2028	752,182	720,214
Waystar Technologies, Inc., Initial	5.67%	1M US L + 4.00%	10/22/2026	812,778	769,091
Zelis Cost Management Buyer, Inc., B-1	4.56%	1M US L + 3.50%	09/30/2026	763,608	717,318
Total Health Care Technology				8,395,886	7,277,294

Hotels, Restaurants & Leisure - 2.75% (1.61% of Total Investments)
20th Holdings Golf, LLC TLB 1L	4.49%	1M US L + 3.56%	02/07/2029	944,859	892,892
Aimbridge Hsp Incre CL TLB	6.26%	1M US L + 4.75%	02/02/2026	248,738	223,865
Alterra Mountain Co., Series B-2	5.17%	1M US L + 3.50%	08/17/2028	529,296	502,169
Arcis 11/21 Cov-Lite TLB	5.92%	1M US L + 4.25%	11/24/2028	309,607	297,997
Cinemark USA, Inc., Additional	3.31%	1M US L + 1.75%	03/31/2025	496,006	465,968
Fertitta Entertainment, LLC TLB 1L	5.53%	1M US L + 4.00%	01/27/2029	1,593,136	1,465,095
Herschend Entertainment Company LLC, Initial (2021)	5.44%	3M US L + 3.75%	08/27/2028	132,734	126,263
Hilton Grand Vacations Borrower LLC, Initial Term Loans	4.67%	1M US L + 3.00%	08/02/2028	1,000,000	934,380
Kingpin Intermediate Holdings LLC, 2018 Refinancing	5.17%	1M US L + 3.50%	07/03/2024	673,738	641,567
United PF Holdings LLC
Incremental Term Loan	10.75%	3M US L + 8.50%	12/30/2026	354,600	345,735
Initial	6.25%	3M US L + 4.00%	12/30/2026	509,533	464,312
Total Hotels, Restaurants & Leisure				6,792,247	6,360,243

Household Durables - 1.73% (1.01% of Total Investments)
At Home Group, Inc., Initial	4.97%	3M US L + 4.25%	07/24/2028	421,788	324,988
Conair Holdings LLC, Initial	6.00%	3M US L + 3.75%	05/17/2028	765,699	638,080
Hunter Douglas Inc. TLB 1L	4.84%	3M US L + 3.50%	02/26/2029	2,252,086	1,932,582
Mattress Firm, Inc., 2021	5.64%	3M US L + 4.25%	09/25/2028	618,128	531,590
Weber-Stephen Products LLC, Initial B	4.92%	1M US L + 3.25%	10/30/2027	497,115	449,889
Weber-Stephen Products LLC TLB 1L	5.88%	1M US L + 4.25%	10/30/2027	137,383	129,140
Total Household Durables				4,692,199	4,006,269

Household Products - 1.16% (0.68% of Total Investments)
Olaplex, Inc. TL 1L	4.80%	3M US L + 3.75%	02/23/2029	1,360,245	1,282,030
Sunshine Luxembourg VII Sarl, Facility B3	6.00%	3M US L + 3.75%	10/01/2026	1,500,000	1,384,815
Total Household Products				2,860,245	2,666,845

Industrial Conglomerates - 1.04% (0.61% of Total Investments)
Circor International, Inc. TLB	7.14%	3M US L + 4.50%	12/20/2028	319,538	292,377
Madison IAQ LLC, Initial	5.35%	3M US L + 3.25%	06/21/2028	501,097	455,161
Majordrive Holdings IV LLC, Initial	5.63%	3M US L + 4.00%	06/01/2028	254,118	227,514
MajorDrive Holdings IV LLC	7.05%	3M US L + 5.50%	06/01/2029	297,469	273,672
Redwood Star Merger Sub, Inc.	6.13%	1M US L + 4.50%	04/05/2029	889,723	826,998

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Industrial Conglomerates (continued)
Star US Bidco LLC, Initial	5.92%	1M US L + 4.25%	03/17/2027	$345,687	$329,267
Total Industrial Conglomerates				2,607,632	2,404,989

Insurance - 2.06% (1.20% of Total Investments)
Acrisure LLC
11/21 Incremental	5.92%	1M US L + 4.25%	02/15/2027	295,678	278,431
2020	5.17%	1M US L + 3.50%	02/15/2027	807,570	738,926
2021-1 Additional	5.42%	1M US L + 3.75%	02/15/2027	686,550	641,066
Asurion LLC, New B-9	4.92%	1M US L + 3.25%	07/31/2027	1,318,170	1,189,648
Baldwin Risk Partners LLC	4.69%	1M US L + 3.50%	10/14/2027	422,275	400,633
IMA Financial Group, Inc., TL	5.42%	1M US L + 3.75%	11/01/2028	269,657	254,152
OneDigital Borrower, LLC TL 1L	5.88%	1M US L + 4.25%	11/16/2027	1,326,377	1,252,326
Total Insurance				5,126,277	4,755,182

Internet and Catalog Retail - 0.42% (0.25% of Total Investments)
Shutterfly LLC, 2021 Refinancing B	7.25%	3M US L + 5.00%	09/25/2026	671,941	538,897
Titan Acquisition Co New Zealand Limited TL 1L	6.25%	3M US L + 4.00%	10/18/2028	466,178	438,986
Total Internet and Catalog Retail				1,138,119	977,883

IT Services - 2.56% (1.50% of Total Investments)
Avaya Inc. TL 1L(h)	N/A	L + 12.23%	02/15/2027	260,870	236,087
Avaya, Inc.
Tranche B-1	5.57%	1M US L + 4.25%	12/15/2027	87,209	65,407
Tranche B-2	5.32%	1M US L + 4.00%	12/15/2027	912,791	689,157
Constant Contact, Inc.	5.01%	3M US L + 4.00%	02/10/2028	1,675,840	1,481,024
Endurance International Group Holdings, Inc., Initial	4.62%	1M US L + 3.50%	02/10/2028	847,765	759,453
Escape Velocity Holdings, Inc. TL	7.13%	3M US L + 4.25%	10/08/2028	283,497	265,070
Intrado Corp., Initial B	5.67%	1M US L + 4.00%	10/10/2024	208,535	176,443
ION Trading Finance, Ltd., Initial Dollar (2021)	7.00%	3M US L + 4.75%	04/01/2028	1,015,310	933,456
Virtusa Corp.	5.42%	1M US L + 3.75%	02/11/2028	1,188,687	1,119,600
Virtusa Corporation TL 1L	5.38%	1M US L + 3.85%	02/15/2029	190,106	179,017
Total IT Services				6,670,610	5,904,714

Machinery - 0.54% (0.31% of Total Investments)
ELEMENT MTRL TECH GP HLDG TL(g)(h)	N/A	SOFR + 4.25%	04/12/2029	1,022,180	655,944
Pro Mach Group, Inc., Closing Date Initial(g)	5.06%	1M US L + 4.00%	08/31/2028	654,519	584,912
Total Machinery				1,676,699	1,240,856

Media - 1.86% (1.09% of Total Investments)
Castle US Holding Corp., Initial Dollar	5.42%	1M US L + 3.75%	01/29/2027	1,055,878	922,838
Cimpress plc, Tranche B-1	5.17%	1M US L + 3.50%	05/17/2028	164,849	152,279
Creative Artists Agency LLC
Closing Date	5.42%	1M US L + 3.75%	11/27/2026	670,773	634,552
Incremental B-1	5.92%	1M US L + 4.25%	11/27/2026	368,899	348,978
Cumulus Media New Holdings, Inc., Initial	4.75%	3M US L + 3.75%	03/31/2026	699,859	665,887
Recorded Books, Inc., 2021 Replacement	6.00%	3M US L + 4.00%	08/29/2025	938,541	888,095
United Talent Agency LLC, B	6.25%	3M US L + 4.00%	07/07/2028	746,587	690,593
Total Media				4,645,386	4,303,222

Oil, Gas & Consumable Fuels - 1.30% (0.76% of Total Investments)
Brazos Delaware II LLC, Initial	5.60%	1M US L + 4.00%	05/21/2025	673,903	647,958
CITGO Holding, Inc.	8.67%	3M US L + 7.00%	08/01/2023	1,357,460	1,337,384
Oryx Midstream Services Permian Basin, LLC TLB 1L	4.71%	3M US L + 3.25%	10/05/2028	690,575	655,618
Permian Production Partners, LLC, Initial	7.67%	1M US L + 6.00%	11/20/2025	41,278	41,174

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Oil, Gas & Consumable Fuels (continued)
Traverse Midstream Partners LLC	5.94%	3M US L + 4.97%	09/27/2024	$340,971	$324,492
Total Oil, Gas & Consumable Fuels				3,104,187	3,006,626

Personal Products - 0.39% (0.23% of Total Investments)
KDC/ONE Development Corp., Inc., Initial (2020)	5.42%	1M US L + 3.75%	12/22/2025	974,811	909,011

Pharmaceuticals - 1.18% (0.69% of Total Investments)
Alvogen Pharma US, Inc., 1/1/2020 12:00:00 AM	7.50%	3M US L + 5.25%	12/31/2023	1,638,583	1,430,483
Amneal Pharmaceuticals, LLC, Initial Term Loan	5.50%	1M US L + 3.50%	05/04/2025	977,926	882,578
Endo Luxembourg Finance Company I S.a r.l., 2021	6.69%	1M US L + 5.00%	03/27/2028	529,241	403,493
Total Pharmaceuticals				3,145,750	2,716,554

Professional Services - 1.23% (0.72% of Total Investments)
AQ Carver Buyer, Inc., Initial	7.25%	3M US L + 5.00%	09/23/2025	456,193	440,226
Conduent Business Services, LLC TLB 1L	5.92%	1M US L + 4.25%	10/16/2028	310,312	301,003
Equiniti Group PLC, TLB	6.75%	3M US L + 4.50%	12/11/2028	335,838	317,367
UST Global, Inc.	5.39%	3M US L + 3.75%	11/20/2028	567,774	537,256
Vaco Holdings, LLC TL 1L	7.20%	3M US L + 5.00%	01/21/2029	1,297,966	1,244,970
Total Professional Services				2,968,083	2,840,822

Real Estate Management & Development - 0.80% (0.47% of Total Investments)
Forest City Enterprises LP, Replacement	5.17%	1M US L + 3.50%	12/08/2025	1,939,248	1,845,932

Road & Rail - 0.12% (0.07% of Total Investments)
Savage Enterprises LLC, Initial	4.90%	1M US L + 3.25%	09/15/2028	301,061	286,198

Software - 9.84% (5.76% of Total Investments)
Apex Group Treasury LLC, 2021 USD Term Loan	5.32%	3M US L + 3.75%	07/27/2028	158,790	150,057
Apex Group Treasury, Ltd., USD	6.00%	3M US L + 3.75%	07/27/2028	875,600	827,442
Ascend Learning 11/21 TLB	5.17%	1M US L + 3.50%	12/11/2028	1,142,807	1,052,811
Astra Acquisition Corp. TL 1L	6.92%	3M US L + 5.25%	10/25/2028	1,097,925	949,705
Cardinal Parent, Inc., Initial	6.13%	1M US L + 4.50%	11/12/2027	239,630	226,450
CDK GLOBAL, INC. TLB 1L(h)	N/A	SOFR + 4.50%	07/01/2029	258,696	243,854
CommerceHub, Inc., Initial	6.25%	3M US L + 4.00%	12/29/2027	823,305	722,450
Conservice Midco LLC, Initial	5.92%	1M US L + 4.25%	05/13/2027	1,111,180	1,050,766
Cornerstone OnDemand, Inc., Initial	5.42%	1M US L + 3.75%	10/16/2028	640,307	570,943
CT Technologies Intermediate Holdings, Inc., 2021	5.92%	1M US L + 4.25%	12/16/2025	381,169	355,440
DCert Buyer, Inc., Initial	5.67%	1M US L + 4.00%	10/16/2026	1,091,810	1,040,724
EagleView Technology Corp., Term Loan	5.75%	3M US L + 3.50%	08/14/2025	796,124	727,458
Fiserv Investment Solutions, Inc., Initial	5.46%	3M US L + 4.00%	02/18/2027	439,740	416,104
Greeneden U.S. Holdings I LLC, Initial Dollar (2020)	5.67%	1M US L + 4.00%	12/01/2027	1,430,143	1,363,642
Idera, Inc., B-1	4.82%	1M US L + 3.75%	03/02/2028	196,944	181,066
IGT Holding IV AB, Term Loan	5.65%	3M US L + 3.40%	03/31/2028	104,461	97,149
Imperva, Inc., Term Loan	5.40%	3M US L + 4.00%	01/12/2026	405,394	362,016
Magenta Buyer LLC, Initial	6.23%	3M US L + 5.00%	07/27/2028	2,164,481	1,939,527
MCAFEE CORP. TLB 1L	5.15%	1M US L + 4.00%	03/01/2029	3,686,591	3,345,581
MH Sub I LLC, 2020 June New	5.42%	1M US L + 3.75%	09/13/2024	1,171,373	1,100,798
Planview Parent, Inc., Closing Date	5.67%	1M US L + 4.00%	12/17/2027	958,368	900,866
Playtika Holding Corp., B-1	4.42%	1M US L + 2.75%	03/13/2028	1,500,000	1,410,945
Project Alpha Intermediate Holding, Inc., 2021 Refinancing	5.67%	1M US L + 4.00%	04/26/2024	1,577,768	1,511,706
Skillsoft Finance II, Inc., Initial	6.19%	3M US L + 5.25%	07/14/2028	377,778	349,822

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Software (continued)
SS&C Technologies, Inc.
Term B-6 Loan	3.88%	1M US L + 2.25%	03/22/2029	$306,646	$291,467
Term B-7 Loan	3.88%	1M US L + 2.25%	03/22/2029	420,401	399,591
Ultimate Software 11/21 TL	4.21%	3M US L + 3.25%	05/04/2026	246,060	229,913
Upland Software, Inc., Initial	5.42%	1M US L + 3.75%	08/06/2026	975,000	922,594
Total Software				24,578,491	22,740,887

Specialty Retail - 2.11% (1.24% of Total Investments)
Bass Pro/Great American 11/21 TLB	5.42%	1M US L + 3.75%	03/06/2028	2,178,673	1,980,414
Fender Musical Instruments Corporation	5.23%	1M US L + 4.00%	12/01/2028	202,695	191,294
Franchise Group, Inc., Initial	6.50%	3M US L + 4.75%	03/10/2026	1,139,798	1,036,270
Harbor Freight Tools USA, Inc.(h)	N/A	L + 4.42%	10/19/2027	441,176	388,588
Jo-Ann Stores LLC, Additional B-1	5.96%	3M US L + 4.75%	07/07/2028	1,121,149	779,199
Rising Tide Holdings, Inc., Initial	6.42%	1M US L + 4.75%	06/01/2028	251,109	217,837
Torrid LLC, Closing Date	6.74%	3M US L + 5.50%	06/14/2028	307,276	288,840
Total Specialty Retail				5,641,876	4,882,442

Textiles, Apparel & Luxury Goods - 2.44% (1.43% of Total Investments)
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loans	5.13%	6M US L + 3.50%	12/21/2028	1,216,647	1,134,523
ABG INTERMEDIATE HOLDINGS 2 LLC TLB 1L(h)	N/A	L + 4.92%	09/29/2024	1,000,000	956,750
BK LC Lux SPV S.a r.l., Facility B	5.10%	3M US L + 3.25%	04/28/2028	890,901	813,321
Champ Acquisition Corp., Initial	6.51%	6M US L + 5.50%	12/19/2025	469,693	455,603
Crocs, Inc.TLB 1L	4.45%	6M US L + 3.50%	02/20/2029	1,489,019	1,352,223
Elevate Textiles, Inc., Initial	5.97%	3M US L + 5.00%	05/01/2024	1,149,112	925,035
Total Textiles, Apparel & Luxury Goods				6,215,372	5,637,455

Transportation Infrastructure - 0.12% (0.07% of Total Investments)
Grab Holdings, Inc., Initial	5.50%	3M US L + 4.50%	01/29/2026	301,454	274,323

Wireless Telecommunication Services - 0.22% (0.13% of Total Investments)
LSF9 ATLANTIS HOLDINGS, LLC	9.30%	3M SOFR + 7.25%	03/31/2029	567,029	514,862

Total Senior Secured First Lien Loans (Cost $193,304,410)				$197,044,833	$179,320,556

	Shares	Value
COMMON STOCK - 0.10%* (0.06% of Total Investments)
Aerospace & Defense - 0.00%(j) (0.00% of Total Investments)
New Constellis Borrower LLC(k)	6,795	$2,463

Food & Staples Retailing - 0.09% (0.06% of Total Investments)
CEC Brands, LLC(k)	10,454	210,821

Oil, Gas & Consumable Fuels - 0.01% (0.00)%(j) of Total Investments)
Permian Production Partners(k)	18,995	12,347

Total Common Stock (Cost $94,507)	36,244	$225,631

	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.60%* (0.35% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class
(1.350% 7-Day Yield)	1,393,284	$1,393,284
Total Money Market Mutual Funds (Cost $1,393,284)	1,393,284	$1,393,284

Total Investments - 170.98% (Cost $449,238,220)		$395,060,936
Liabilities in Excess of Other Assets - (2.22)%		(5,139,140)
Preferred Shares (Net of $1,293,075 Deferred Financing Costs) - (21.04)%		(48,606,925)
Leverage Facility (Net of $397,607 Deferred Leverage Costs) - (47.72)%		(110,252,393)
Net Assets Applicable to Common Shareholders - 100.00%		$231,062,478

*	Amounts above are shown as a percentage of net assets applicable to common shareholder as of June 30, 2022.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as a Level 3 asset.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $203,906,975, which represents approximately 88.25% of the Trust's net assets as of June 30, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are based on rates that existed as of June 30, 2022.
(f)	Fair value includes the Trust's interest in fee rebates on CLO subordinated notes.
(g)	This investment has an unfunded commitment as of June 30, 2022.
(h)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of June 30, 2022. The interest rate shown represents the stated spread over the applicable floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $8,125,918 as of June 30, 2022.
(i)	Fixed rate.
(j)	Less than 0.005%.
(k)	Non-income producing security.

All securities held as of June 30, 2022 are pledged as collateral for the Trust's credit facility.

Abbreviations:

1M US L- 1 Month LIBOR (London Interbank Offered Rate)

1M SOFR - 1 Month SOFR (Secured Overnight Financing Rate)

3M SOFR – 3 Month SOFR (Secured Overnight Financing Rate)

3M US L- 3 Month LIBOR (London Interbank Offered Rate

6M US L -6 Month LIBOR (London Interbank Offered Rate)

SARL – Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company)